Guarantees (Details) $ in Thousands	Dec. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 25, 2015 payment
Workers' compensation and general liability insurance policies
Guarantor Obligations [Line Items]
Guarantees	$ 7,310	$ 7,310
Foreign lines of credit
Guarantor Obligations [Line Items]
Guarantees	1,500	1,500
Sale of minority ownership
Guarantor Obligations [Line Items]
Guarantees	9,121	9,121
Number of advance payments | payment			4
Surety bond
Guarantor Obligations [Line Items]
Guarantees	$ 27,642	$ 23,451